LIQUIDITY AND MANAGEMENT'S PLANS (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
LIQUIDITY AND MANAGEMENTS PLANS [Abstract]
Total current assets	$ 1,210,442	$ 971,252		$ 744,229
Total liabilities current	4,265,454	2,873,783		4,823,635
Cash	$ 5,941	$ 252,249	$ 4,375	$ 310	$ 158